Contracts, acquisitions and agreements	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Contracts, acquisitions and agreements

20.	Contracts, acquisitions and agreements

20.1.	Maintenance and service contracts

The Group has entered into long-term maintenance service agreements for its thermal generation plants with leading global companies in the construction and maintenance of thermal power plants, such as (i) General Electric, which performs the maintenance of the Nuevo Puerto combined cycle power plant and part of the Mendoza units, (ii) Siemens, which performs the maintenance of the Buenos Aires combined cycle located at the Costanera power plant, the Mendoza combined cycle, the Brigadier López thermoelectric power plant, and the Luján de Cuyo and Terminal 6 San Lorenzo cogeneration units, and (iii) Mitsubishi, which performs the maintenance of the remaining combined cycle located at the Costanera power plant.

Under these agreements, suppliers provide materials, spare parts, labor and engineering supervision for scheduled maintenance activities, in accordance with the applicable technical recommendations.

20.2.	Acquisition of General Electric gas turbine

On March 13, 2015, the Company acquired from General Electric a gas turbine and field technical assistance services. The unit is a gas turbine with a gross output capacity of 373 MW.

20.3.	Renewable Energy Generation Farms

In 2017, the Group entered into agreements with CAMMESA for the purchase of energy generated by the La Castellana and Achiras wind farms for a 20-year term as from the commencement of operations of such parks. Likewise, during 2018, the Group entered into an agreement with CAMMESA for the purchase of energy generated by the La Genoveva wind farm, for a 20-year term as from the commencement of operations.

During 2018, subsidiary CPCS entered into an agreement with CAMMESA for the purchase of energy generated by the Guañizuil II A solar park, for a 20-year term as from the commencement of operations of such park. Likewise, the Cafayate solar park has an agreement with CAMMESA for the purchase of energy generated for a 20-year term as from the commencement of operations.

With respect to wind and solar parks operating under the Renewable Term Market (MATER), namely La Castellana II, La Genoveva II, Manque and Los Olivos wind farms, and the San Carlos solar park, the Group has entered into various power supply agreements, including the following:

•	Cervecería y Maltería Quilmes S.A.I.C.A. y G., for a 20-year term and an approximate volume of 235 GWh per year;
•	Metrive S.A., for a 15-year term and 12,000 MWh per year;
•	N. Ferraris, for a 10-year term and 6,500 MWh per year;
•	Banco de Galicia y Buenos Aires S.A., for a 10-year term to supply an annual demand of 4,700 MWh;
•	Aguas y Saneamiento S.A. (AYSA), for a 10-year term and a volume of 87.6 GWh per year;
•	PBB Polisur S.R.L. (Dow Chemical), for a 6-year term and an estimated volume of 80 GWh per year;
•	Farm Frites, for a 5-year term and 9.5 GWh per year;
•	BBVA, for a 5-year term and 6 GWh per year;
•	San Miguel A.G.I.C.I. y F., for a 10-year term and approximately 8.7 GWh per year;
•	Minera Alumbrera Limited, for a 10-year term and approximately 27.4 GWh per year;
•	SCANIA Argentina S.A.U., for a 10-year term and approximately 20.2 GWh per year;
•	Salta Refrescos S.A., for a 5-year term and approximately 15.5 GWh per year;
•	Rayen Cura S.A.I.C., for a 7-year term (expiring in June 2026) and approximately 35,000 MWh per year;
•	INC S.A. (Carrefour), for a 3-year term (expiring in March 2026) and an annual volume of 12 GWh.

Acquisition and operation of wind turbines

The Group has entered into agreements with Nordex Windpower S.A. for the operation and maintenance of Achiras and La Castellana wind farms for a 10-year term.

In addition, the Group has entered into agreements with Vestas Argentina S.A. for the operation and maintenance of wind farms La Genoveva I until August 30, 2040; La Genoveva II until May 31, 2039; La Castellana II until May 31, 2039; and Manque and Los Olivos until December 31, 2039.

20.4. Acquisition of Brigadier López thermoelectric plant

At the time of the acquisition of the Brigadier López Thermoelectric Power Plant within the framework of a national and international public tender, the plant had a Siemens gas turbine with a capacity of 281 MW. In accordance with the terms and conditions of the tender specifications, the purchaser was required to complement the gas turbine with a boiler and a steam turbine in order to achieve combined cycle closure.

During December 2025, the combined cycle closure works were completed, and the combined cycle power plant was put into operation. On January 31, 2026, commercial operation authorization was granted by CAMMESA.

20.5. Acquisition of equity interest in AbraSilver Resource Corp.

On April 22, 2024, through Proener S.A.U., the Group entered into a share subscription agreement that granted it a 4% ownership interest in the share capital of AbraSilver Resource Corp. The transaction price amounted to CAD 10,000,000.

On January 31, 2025, Proener S.A.U. made an additional share subscription in AbraSilver Resource Corp. for an amount of CAD 25,741,477, through which its ownership interest in AbraSilver Resource Corp. increased to 9.9%.

AbraSilver Resource Corp. is a company listed on the Canadian stock exchange and is the owner of the Diablillos silver and gold mining project located in northwestern Argentina. The investment is measured at fair value as of the end of the reporting period and classified under “Other Financial Assets – Non-Current.”

20.6. Acquisition of interest in 3C Lithium Pte. Ltd.

On December 26, 2024, CPSA subscribed 55,000,000 shares, equivalent to 27.5% of the share capital and voting rights of 3C Lithium Pte. Ltd. (a company incorporated under the laws of Singapore), which holds 100% of the share capital of Minera Cordillera S.A., an Argentine company that holds the mining rights to the “Tres Cruces” project, located in the province of Catamarca, Argentina. The subscription price amounted to USD 0.3636 per share, with an initial payment of USD 0.0636 per share made on December 27, 2024, and subsequent payments agreed between the parties. The “Tres Cruces” project constitutes a recently discovered lithium deposit, aimed at the development of exploration, drilling and mineral exploitation activities.

Subsequent to year-end, on January 26, 2026, CPSA carried out an additional acquisition and subscription of shares at a price of USD 0.70 per share, through which it reached a 35% ownership interest in the share capital of 3C Lithium Pte. Ltd.

The Board of Directors of Minera Cordillera S.A. approved the 2026 business plan, which contemplates specific expenditures, operating expenses strictly related to the development of the “Tres Cruces” project, including exploration activities, working capital, general administrative expenses and legal or banking fees directly associated therewith.

20.7. San Carlos Solar Park

On July 28, 2022, within the framework of Resolution No. 281/2017 issued by the Ministry of Energy and Mining, the Group obtained dispatch priority allocation for the San Carlos Solar Park project for a capacity of 10 MW, which was subsequently increased to 15 MW, to be constructed in the town of San Carlos, Province of Salta.

During November 2025, construction of the San Carlos Solar Park was completed, and the solar park was therefore put into operation. On November 28, 2025, the San Carlos Solar Park obtained commercial operation authorization from CAMMESA.

20.8. Acquisition of Cafayate Solar Park

On August 20, 2025, the Company entered into an agreement for approximately USD 48 million with Canadian Solar Energy Group B.V. and Canadian Solar UY Holding Latam S.A. for the acquisition of 100% of the equity interests and voting rights of Fieldfare Argentina S.R.L. (currently named PS Cafayate S.R.L.). The transaction was completed on September 2, 2025.

The acquired company is the owner and operator of the Cafayate Solar Park, located in the Province of Salta, with an installed capacity of 80 MW and a generation capacity of 220 GWh.

The Company has accounted for this transaction as an asset acquisition.